FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Maximum exposure) (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets
- Normal	[1]	¥ 33
- Doubtful	[1]
Cash and cash equivalents
- Not yet past due		6,793	¥ 18,878	¥ 19,228	¥ 45,307
Total		6,826
ECLs Stage 1
Financial assets
- Normal	[1]	33
- Doubtful	[1]
Cash and cash equivalents
- Not yet past due		6,793
Total		6,826
ECLs Stage 2
Financial assets
- Normal	[1]
- Doubtful	[1]
Cash and cash equivalents
- Not yet past due
Total
ECLs Stage 3
Financial assets
- Normal	[1]
- Doubtful	[1]
Cash and cash equivalents
- Not yet past due
Total
Simplified Approach
Financial assets
- Normal	[1]
- Doubtful	[1]
Cash and cash equivalents
- Not yet past due
Total

[1]	The credit quality of the financial assets included in other receivables is considered to be normal when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be doubtful.